Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Cash and cash equivalents and marketable securities	$ 425,460	$ 155,631
Total assets	448,381	164,301
Total liabilities	37,285	19,580
Accumulated deficit	(356,567)	(222,523)
Equity, Attributable to Parent, Total	$ 411,096	$ (178,637)